Income Taxes - Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax based on statutory rates	$ (114,650)	$ (13,000)
Realized tax loss on properties	(361,276)
Benefit of REIT distributions	475,926	13,000
Total tax provision
Loan origination fees	101,490	114,017
Loan and bond loss provisions	446,074	477,643
Real-estate impairment	94,254	271,984
Valuation allowance	(641,818)	(863,644)
Total income tax